14. INCOME TAX: Schedule of components of deferred income tax assets (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax assets
Non-capital loss carryforwards	$ 1,660,778	$ 1,484,054
Share issue costs	31,773	32,606
Deferred tax assets	1,692,551	1,516,660
Valuation allowance	(1,692,551)	(1,516,660)
Net deferred income tax assets	$ 0	$ 0